Investment Risks	Apr. 07, 2025
KraneShares 2x Long JD Daily ETF
Prospectus [Line Items]
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As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares 2x Long JD Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
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Underlying Stock Risk. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock is subject to intense competition from other major e-ecommerce operators, traditional and brick-and-mortar retailers, and major internet companies that are in the process of initiating their e-commerce businesses. The Underlying Stock performance may be affected by trends in e-commerce and changes in the economic conditions in China and globally, international trade policies, the company’s investment transactions and changes in governmental regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

KraneShares 2x Long JD Daily ETF | J Dcom Inc Investing Risk [Member]
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JD.com, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, JD faces risks associated with: the highly competitive nature of the e-commerce industry; economic and market uncertainty; reductions in demand for its products; potential concentration of revenues in a few large clients; geopolitical events and pandemics; adequate protection of technology or other intellectual property; exchange rates; reliance on third parties to manufacture products; possible shortages of equipment or materials needed to manufacture products; cybersecurity attacks and data breaches; system failures or outages; potential incompatibility of product with some or all industry standard software and hardware; increases in costs; adverse government regulations; regulatory compliance costs; litigation; taxes; indebtedness; and the ability to attract and retain high quality talent.

KraneShares 2x Long JD Daily ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. The Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

KraneShares 2x Long JD Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
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Effects of Compounding and Market Volatility Risk. The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.7%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.7%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%	-94.8%	-97.4%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.5%	-96.3%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%	-89.8%	-94.9%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%	-86.7%	-93.4%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%	-83.1%	-91.6%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%	-79.1%	-89.6%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%	-74.7%	-87.4%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%	-69.9%	-84.9%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%	-64.6%	-82.3%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%	-59.0%	-79.4%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%	-52.9%	-76.4%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%	-46.3%	-73.1%
70%	140%	185.8%	171.3%	125.0%	64.8%	6.4%	-39.4%	-69.6%
80%	160%	220.4%	204.0%	152.2%	84.7%	19.3%	-32.0%	-65.9%
90%	180%	256.8%	238.7%	181.0%	105.8%	33.0%	-24.2%	-62.0%
95%	190%	275.8%	256.7%	196.0%	116.8%	40.1%	-20.2%	-59.9%
100%	200%	295.3%	275.2%	211.3%	128.0%	47.4%	-16.0%	-57.8%

The Underlying Stock’s annualized historical volatility rate for the five-year period ended December 31, 2024, was 55.78%. During this five-year period, the Underlying Stock’s highest volatility rate over a 12-month period was 76.71% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the five-year period ended December 31, 2024, was 1.00%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

KraneShares 2x Long JD Daily ETF | Correlation Risk [Member]
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Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

KraneShares 2x Long JD Daily ETF | Leverage Risk [Member]
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Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

KraneShares 2x Long JD Daily ETF | E Commerce Risk [Member]
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E-Commerce Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to e-commerce risk. E-commerce companies are subject to various risks that may cause significant losses, including risks related to warehousing and logistics capacity and deficiency issues, online security, system reliability, privacy failures, customer disputes, payment fraud, and website traffic decreases. Laws generally vary by country, including the application of taxes, which may create challenges for some e-commerce companies seeking to achieve scale. Companies in the e-commerce sector are especially subject to the adverse effects of economic recession and competition from new entrants in their fields of business.

KraneShares 2x Long JD Daily ETF | China Risk [Member]
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China Risk. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China (“China” or the “PRC”) and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The RMB is not freely convertible, but rather is subject to approval of PRC authorities. Although Chinese authorities have indicated an intent to move to a freely convertible RMB, there is no assurance that repatriation restrictions will not continue. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.

In addition, trade relations between the U.S. and China have been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.

Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

The tax laws and regulations in China are somewhat unclear and are subject to change, possibly with retroactive effect. The interpretation, application and enforcement of such laws and regulations by the applicable authorities may vary over time and from region to region, and could have an adverse effect on the Fund and its shareholders, particularly in relation to tax imposed upon foreign investors’ capital gains. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

KraneShares 2x Long JD Daily ETF | Concentration Risk [Member]
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Concentration Risk. The Fund’s assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Fund’s sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Fund is currently subject to the principal risks described below.

KraneShares 2x Long JD Daily ETF | Consumer Discretionary Sector Risk [Member]
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Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

KraneShares 2x Long JD Daily ETF | Consumer Discretionary Distribution And Retail Industry Risk [Member]
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Consumer Discretionary Distribution and Retail Industry Risk. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the retail industry is highly competitive and a company’s success can be tied to its ability to anticipate changing consumer tastes.

KraneShares 2x Long JD Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If this occurs, it could result in a reduction in the NAV of the Fund and could impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

KraneShares 2x Long JD Daily ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares 2x Long JD Daily ETF | Swap Risk [Member]
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Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

KraneShares 2x Long JD Daily ETF | E T F Risk [Member]
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Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares 2x Long JD Daily ETF | Authorized Participants Concentration Risk [Member]
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Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

KraneShares 2x Long JD Daily ETF | Cash Transactions Risk [Member]
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Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. Cash transactions may involve considerable transaction expenses and taxes, including brokerage fees, that might not have occurred if the Fund utilized in-kind transactions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an Authorized Participant, the Fund’s performance could be negatively impacted.

KraneShares 2x Long JD Daily ETF | Premium Discount Risk [Member]
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Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares 2x Long JD Daily ETF | Secondary Market Trading Risk [Member]
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Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares 2x Long JD Daily ETF | New Fund Risk [Member]
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New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares 2x Long JD Daily ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

KraneShares 2x Long JD Daily ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Fund’s shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

KraneShares 2x Long JD Daily ETF | Management Risk [Member]
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Management Risk. The Fund is actively-managed and may not meet its investment objective based on Krane’s success or failure to implement investment strategies for the Fund. Krane’s evaluations and assumptions regarding investments, markets, trends, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

KraneShares 2x Long JD Daily ETF | Market Risk [Member]
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Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares 2x Long JD Daily ETF | Non Diversified Fund Risk [Member]
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Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares 2x Long JD Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

KraneShares 2x Long JD Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

KraneShares 2x Long JD Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

KraneShares 2x Long JD Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

KraneShares 2x Long JD Daily ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares 2x Long JD Daily ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

KraneShares 2x Long JD Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves the risk of total loss.
KraneShares 2x Long JD Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
KraneShares 2x Long JD Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
KraneShares 2x Long BIDU Daily ETF
Prospectus [Line Items]
Risk [Text Block]

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares 2x Long BIDU Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock is an artificial intelligence and internet service company. Artificial intelligence and internet service companies may have high research and capital expenditures and, as a result, their profitability can vary widely, if there profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

KraneShares 2x Long BIDU Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

KraneShares 2x Long BIDU Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.7%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.7%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%	-94.8%	-97.4%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.5%	-96.3%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%	-89.8%	-94.9%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%	-86.7%	-93.4%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%	-83.1%	-91.6%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%	-79.1%	-89.6%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%	-74.7%	-87.4%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%	-69.9%	-84.9%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%	-64.6%	-82.3%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%	-59.0%	-79.4%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%	-52.9%	-76.4%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%	-46.3%	-73.1%
70%	140%	185.8%	171.3%	125.0%	64.8%	6.4%	-39.4%	-69.6%
80%	160%	220.4%	204.0%	152.2%	84.7%	19.3%	-32.0%	-65.9%
90%	180%	256.8%	238.7%	181.0%	105.8%	33.0%	-24.2%	-62.0%
95%	190%	275.8%	256.7%	196.0%	116.8%	40.1%	-20.2%	-59.9%
100%	200%	295.3%	275.2%	211.3%	128.0%	47.4%	-16.0%	-57.8%

The Underlying Stock’s annualized historical volatility rate for the five-year period ended December 31, 2024, was 53.29%. During this five-year period, the Underlying Stock’s highest volatility rate over a 12-month period was 74.59% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the five-year period ended December 31, 2024, was -7.77%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

KraneShares 2x Long BIDU Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

KraneShares 2x Long BIDU Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

KraneShares 2x Long BIDU Daily ETF | China Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

China Risk. The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions in China (“China” or the “PRC”) and surrounding Asian countries and may demonstrate significantly higher volatility from time to time in comparison to developed markets. China may be subject to considerable degrees of economic, political and social instability. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. In addition, the Chinese economy is export-driven and highly reliant on trading with key partners. A downturn in the economies of China’s primary trading partners could slow or eliminate the growth of the Chinese economy and adversely impact the Fund’s investments. The Chinese government strictly regulates the payment of foreign currency denominated obligations and sets monetary policy. The RMB is not freely convertible, but rather is subject to approval of PRC authorities. Although Chinese authorities have indicated an intent to move to a freely convertible RMB, there is no assurance that repatriation restrictions will not continue. The Chinese government may introduce new laws and regulations that could have an adverse effect on the Fund. Although China has begun the process of privatizing certain sectors of its economy, privatized entities may lose money and/or be re-nationalized.

In the Chinese securities markets, a small number of issuers may represent a large portion of the entire market. The Chinese securities markets are subject to more frequent trading halts, low trading volume and price volatility. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. An increase in tariffs or trade restrictions, or even the threat of such developments, could lead to a significant reduction in international trade, which could have a negative impact on China’s export industry and a commensurately negative impact on the Fund.

In recent years, Chinese entities have incurred significant levels of debt and Chinese financial institutions currently hold relatively large amounts of non-performing debt. Thus, there exists a possibility that widespread defaults could occur, which could trigger a financial crisis, freeze Chinese debt and finance markets and make Chinese securities illiquid.

In addition, trade relations between the U.S. and China have been strained. Worsening trade relations between the two countries could adversely impact the Fund, particularly to the extent that the Chinese government restricts foreign investments in on-shore Chinese companies or the U.S. government restricts investments by U.S. investors in China. Worsening trade relations may also result in market volatility and volatility in the price of Fund shares.

Disclosure and regulatory standards in emerging market countries, such as China, are in many respects less stringent than U.S. standards. There is substantially less publicly available information about Chinese issuers than there is about U.S. issuers.

The tax laws and regulations in China are somewhat unclear and are subject to change, possibly with retroactive effect. The interpretation, application and enforcement of such laws and regulations by the applicable authorities may vary over time and from region to region, and could have an adverse effect on the Fund and its shareholders, particularly in relation to tax imposed upon foreign investors’ capital gains. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

KraneShares 2x Long BIDU Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Fund’s sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Fund is currently subject to the principal risks described below.

KraneShares 2x Long BIDU Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If this occurs, it could result in a reduction in the NAV of the Fund and could impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

KraneShares 2x Long BIDU Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares 2x Long BIDU Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

KraneShares 2x Long BIDU Daily ETF | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares 2x Long BIDU Daily ETF | Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

KraneShares 2x Long BIDU Daily ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. Cash transactions may involve considerable transaction expenses and taxes, including brokerage fees, that might not have occurred if the Fund utilized in-kind transactions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an Authorized Participant, the Fund’s performance could be negatively impacted.

KraneShares 2x Long BIDU Daily ETF | Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares 2x Long BIDU Daily ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares 2x Long BIDU Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares 2x Long BIDU Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

KraneShares 2x Long BIDU Daily ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Fund’s shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

KraneShares 2x Long BIDU Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on Krane’s success or failure to implement investment strategies for the Fund. Krane’s evaluations and assumptions regarding investments, markets, trends, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

KraneShares 2x Long BIDU Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares 2x Long BIDU Daily ETF | Non Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares 2x Long BIDU Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

KraneShares 2x Long BIDU Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

KraneShares 2x Long BIDU Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

KraneShares 2x Long BIDU Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

KraneShares 2x Long BIDU Daily ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares 2x Long BIDU Daily ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

KraneShares 2x Long BIDU Daily ETF | Baidu Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Baidu Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the communication sector, BIDU faces risks associated with: the highly competitive nature of the e-commerce industry; economic and market uncertainty; reductions in demand for its products; potential concentration of revenues in a few large clients; geopolitical events and pandemics; adequate protection of technology or other intellectual property; exchange rates; reliance on third parties to manufacture products; possible shortages of equipment or materials needed to manufacture products; cybersecurity attacks and data breaches; system failures or outages; potential incompatibility of product with some or all industry standard software and hardware; increases in costs; adverse government regulations; regulatory compliance costs; litigation; taxes; indebtedness; and the ability to attract and retain high quality talent.

KraneShares 2x Long BIDU Daily ETF | Artificial Intelligence And Internet Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Artificial Intelligence and Internet Company Risk. Artificial Intelligence (“AI”) technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end‑user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.

Many Internet-related companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business. Additionally, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business.

KraneShares 2x Long BIDU Daily ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk. The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

KraneShares 2x Long BIDU Daily ETF | Media And Entertainment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Media and Entertainment Industry Risk. Media, entertainment and related industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, high costs of production, research and development for new content, products and services, rapid obsolescence of products, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes, preferences and discretionary income patterns, legislative or regulatory changes and a potential increase in government regulation.

KraneShares 2x Long BIDU Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves the risk of total loss.
KraneShares 2x Long BIDU Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
KraneShares 2x Long BIDU Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
KraneShares 2x Long TSM Daily ETF
Prospectus [Line Items]
Risk [Text Block]

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares 2x Long TSM Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The semiconductor industry is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The industry has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

KraneShares 2x Long TSM Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

KraneShares 2x Long TSM Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.7%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.7%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%	-94.8%	-97.4%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.5%	-96.3%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%	-89.8%	-94.9%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%	-86.7%	-93.4%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%	-83.1%	-91.6%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%	-79.1%	-89.6%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%	-74.7%	-87.4%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%	-69.9%	-84.9%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%	-64.6%	-82.3%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%	-59.0%	-79.4%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%	-52.9%	-76.4%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%	-46.3%	-73.1%
70%	140%	185.8%	171.3%	125.0%	64.8%	6.4%	-39.4%	-69.6%
80%	160%	220.4%	204.0%	152.2%	84.7%	19.3%	-32.0%	-65.9%
90%	180%	256.8%	238.7%	181.0%	105.8%	33.0%	-24.2%	-62.0%
95%	190%	275.8%	256.7%	196.0%	116.8%	40.1%	-20.2%	-59.9%
100%	200%	295.3%	275.2%	211.3%	128.0%	47.4%	-16.0%	-57.8%

The Underlying Stock’s annualized historical volatility rate for the five-year period ended December 31, 2024, was 38.39%. During this five-year period, the Underlying Stock’s highest volatility rate over a 12-month period was 47.48% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the five-year period ended December 31, 2024, was 29.65%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

KraneShares 2x Long TSM Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

KraneShares 2x Long TSM Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

KraneShares 2x Long TSM Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Fund’s sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Fund is currently subject to the principal risks described below.

KraneShares 2x Long TSM Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If this occurs, it could result in a reduction in the NAV of the Fund and could impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

KraneShares 2x Long TSM Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares 2x Long TSM Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

KraneShares 2x Long TSM Daily ETF | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares 2x Long TSM Daily ETF | Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

KraneShares 2x Long TSM Daily ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. Cash transactions may involve considerable transaction expenses and taxes, including brokerage fees, that might not have occurred if the Fund utilized in-kind transactions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an Authorized Participant, the Fund’s performance could be negatively impacted.

KraneShares 2x Long TSM Daily ETF | Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares 2x Long TSM Daily ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares 2x Long TSM Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares 2x Long TSM Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

KraneShares 2x Long TSM Daily ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Fund’s shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

KraneShares 2x Long TSM Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on Krane’s success or failure to implement investment strategies for the Fund. Krane’s evaluations and assumptions regarding investments, markets, trends, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

KraneShares 2x Long TSM Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares 2x Long TSM Daily ETF | Non Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares 2x Long TSM Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

KraneShares 2x Long TSM Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

KraneShares 2x Long TSM Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

KraneShares 2x Long TSM Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

KraneShares 2x Long TSM Daily ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares 2x Long TSM Daily ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

KraneShares 2x Long TSM Daily ETF | Taiwan Semiconductor Manufacturing Co Ltd Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Taiwan Semiconductor Manufacturing Co., Ltd. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the semiconductor sector, TSM faces risks associated with: the highly competitive nature of the semiconductor industry; economic and market uncertainty; reductions in demand for its products; potential concentration of revenues in a few large clients; geopolitical events and pandemics; adequate protection of technology or other intellectual property; exchange rates; reliance on third parties to manufacture products; possible shortages of equipment or materials needed to manufacture products; cybersecurity attacks and data breaches; system failures or outages; potential incompatibility of product with some or all industry standard software and hardware; increases in costs; adverse government regulations; regulatory compliance costs; litigation; taxes; indebtedness; and the ability to attract and retain high quality talent.

KraneShares 2x Long TSM Daily ETF | Semiconductor Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of companies in the semiconductor industry. As product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Semiconductor companies are vulnerable to wide fluctuations in securities prices due to rapid product obsolescence. Many semiconductor companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products, and failure to do so could have a material adverse effect on their business, results of operations and financial condition. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and these companies may need additional financing, which may be difficult to obtain. They also may be subject to risks relating to research and development costs and the availability and price of components. Moreover, they may be heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Some of the companies involved in the semiconductor sector are also engaged in other lines of business unrelated to the semiconductor business, and they may experience problems with these lines of business, which could adversely affect their operating results. The international operations of many semiconductor companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. Companies in the semiconductor industry also may be subject to competition from new market entrants. The stock prices of companies in the semiconductor industry have been and will likely continue to be extremely volatile compared to the overall market.

KraneShares 2x Long TSM Daily ETF | Taiwan Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Taiwan Investing Risk. Securities of issuers in Taiwan are subject to risks, including, but not limited to, legal, regulatory, political, currency and economic risks that are specific to Taiwan. Specifically, Taiwan’s geographic proximity and history of political contention with China have resulted in ongoing tensions between the two countries, which may materially affect the Taiwanese companies. Securities of Taiwanese companies are subject to Taiwan’s heavy dependence on exports. Reductions in spending on Taiwanese products and services, labor shortages, institution of tariffs or other trade barriers, or a downturn in any of the economies of Taiwan’s key trading partners, including the United States, may have an adverse impact on the Taiwanese economy and the values of Taiwanese companies.

KraneShares 2x Long TSM Daily ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of stocks in the information technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

KraneShares 2x Long TSM Daily ETF | Semiconductors And Semiconductor Equipment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Semiconductors and Semiconductor Equipment Industry Risk. Semiconductors, semiconductor equipment and related industries can be significantly affected by several factors, including economic, regulatory, political or market events or conditions, intense competition domestically and internationally, wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology, significant research and capital costs, reduced demand for end-user products, economic performance of customers of semiconductor and related companies, under-utilization of manufacturing capacity, high dependence on intellectual property rights, cyclical nature of such industries, and risks that products do not prove commercially successful. In addition, these industries are complex and global in nature, making them subject to numerous risks, including geopolitical tensions, earthquakes and extreme weather events. The securities prices of companies in these industries have been and likely will continue to be extremely volatile.

KraneShares 2x Long TSM Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves the risk of total loss.
KraneShares 2x Long TSM Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
KraneShares 2x Long TSM Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
KraneShares 2x Long GRAB Daily ETF
Prospectus [Line Items]
Risk [Text Block]

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares 2x Long GRAB Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock is subject to intense competition from other technology companies that offer services such as ride-hailing, food and parcel delivery, digital payments and financial services. The Underlying Stock performance may be affected by the company’s ability to attract and maintain a certain level of drivers and consumers, its success in investing in new technologies and services, the potential classification of its drivers as employees and changes in the economic conditions in Southeast Asia and globally, international trade policies, the company’s investment transactions and changes in governmental regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

KraneShares 2x Long GRAB Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

KraneShares 2x Long GRAB Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.7%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.7%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%	-94.8%	-97.4%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.5%	-96.3%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%	-89.8%	-94.9%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%	-86.7%	-93.4%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%	-83.1%	-91.6%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%	-79.1%	-89.6%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%	-74.7%	-87.4%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%	-69.9%	-84.9%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%	-64.6%	-82.3%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%	-59.0%	-79.4%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%	-52.9%	-76.4%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%	-46.3%	-73.1%
70%	140%	185.8%	171.3%	125.0%	64.8%	6.4%	-39.4%	-69.6%
80%	160%	220.4%	204.0%	152.2%	84.7%	19.3%	-32.0%	-65.9%
90%	180%	256.8%	238.7%	181.0%	105.8%	33.0%	-24.2%	-62.0%
95%	190%	275.8%	256.7%	196.0%	116.8%	40.1%	-20.2%	-59.9%
100%	200%	295.3%	275.2%	211.3%	128.0%	47.4%	-16.0%	-57.8%

The Underlying Stock’s annualized historical volatility rate for the four-year period ended December 31, 2024, was 65.01%. During this four-year period, the Underlying Stock’s highest volatility rate over a 12-month period was 102.16% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the four-year period ended December 31, 2024, was -22.15%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

KraneShares 2x Long GRAB Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

KraneShares 2x Long GRAB Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

KraneShares 2x Long GRAB Daily ETF | E Commerce Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

E-Commerce Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to e-commerce risk. E-commerce companies are subject to various risks that may cause significant losses, including risks related to warehousing and logistics capacity and deficiency issues, online security, system reliability, privacy failures, customer disputes, payment fraud, and website traffic decreases. Laws generally vary by country, including the application of taxes, which may create challenges for some e-commerce companies seeking to achieve scale. Companies in the e-commerce sector are especially subject to the adverse effects of economic recession and competition from new entrants in their fields of business.

KraneShares 2x Long GRAB Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Fund’s sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Fund is currently subject to the principal risks described below.

KraneShares 2x Long GRAB Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If this occurs, it could result in a reduction in the NAV of the Fund and could impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

KraneShares 2x Long GRAB Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares 2x Long GRAB Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

KraneShares 2x Long GRAB Daily ETF | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares 2x Long GRAB Daily ETF | Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

KraneShares 2x Long GRAB Daily ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. Cash transactions may involve considerable transaction expenses and taxes, including brokerage fees, that might not have occurred if the Fund utilized in-kind transactions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an Authorized Participant, the Fund’s performance could be negatively impacted.

KraneShares 2x Long GRAB Daily ETF | Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares 2x Long GRAB Daily ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares 2x Long GRAB Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares 2x Long GRAB Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

KraneShares 2x Long GRAB Daily ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Fund’s shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

KraneShares 2x Long GRAB Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on Krane’s success or failure to implement investment strategies for the Fund. Krane’s evaluations and assumptions regarding investments, markets, trends, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

KraneShares 2x Long GRAB Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares 2x Long GRAB Daily ETF | Non Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares 2x Long GRAB Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

KraneShares 2x Long GRAB Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

KraneShares 2x Long GRAB Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

KraneShares 2x Long GRAB Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

KraneShares 2x Long GRAB Daily ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares 2x Long GRAB Daily ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

KraneShares 2x Long GRAB Daily ETF | Grab Holdings Limited Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Grab Holdings Limited Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, GRAB faces risks associated with: the highly competitive nature of the e-commerce industry; economic and market uncertainty; reductions in demand for its products; potential concentration of revenues in a few large clients; geopolitical events and pandemics; adequate protection of technology or other intellectual property; exchange rates; reliance on third parties to manufacture products; possible shortages of equipment or materials needed to manufacture products; cybersecurity attacks and data breaches; system failures or outages; potential incompatibility of product with some or all industry standard software and hardware; increases in costs; adverse government regulations; regulatory compliance costs; litigation; taxes; indebtedness; and the ability to attract and retain high quality talent.

KraneShares 2x Long GRAB Daily ETF | Southeast Asia Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Southeast Asia Risk. Southeast Asian countries involve risks not typically associated with more developed countries. Singapore, Malaysia, Thailand, Indonesia and the Philippines present different economic and political conditions from those in Western markets, and less social, political and economic stability. In the past, some of these economies have experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. Political instability could have an adverse effect on economic or social conditions in these economies and may result in outbreaks of civil unrest, terrorist attacks or threats or acts of war in the affected areas, any of which could adversely affect the Fund.

KraneShares 2x Long GRAB Daily ETF | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors. Government regulation will also affect the performance of investments in such industrials sector issuers, particularly aerospace and defense companies, which rely to a significant extent on government demand for their products and services. Transportation companies, another component of the industrials sector, are subject to sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

KraneShares 2x Long GRAB Daily ETF | Transportation Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transportation Industry Risk. Transportation and related industries can be significantly affected by several factors, including the price and availability of fuel, oil, and gas, increases in operating and equipment costs, labor relations, technology developments, exchange rates, insurance costs, widespread disruption of technology systems, disruptive weather and environmental effects, industry competition and government regulation. Global or regional events and conditions may materially disrupt or indefinitely impair the operations, financial condition and liquidity of companies in the transportation industry. In addition, securities of companies in the transportation industry are generally cyclical and subject to sharp price movements.

KraneShares 2x Long GRAB Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves the risk of total loss.
KraneShares 2x Long GRAB Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
KraneShares 2x Long GRAB Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
KraneShares 2x Long SE Daily ETF
Prospectus [Line Items]
Risk [Text Block]

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares 2x Long SE Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock is subject to intense competition from other major e-ecommerce operators, traditional and brick-and-mortar retailers, and major internet companies that are in the process of initiating their e-commerce businesses. The Underlying Stock performance may be affected by trends in e-commerce, digital entertainment and digital financial services, and changes in the economic conditions in Southeast Asia and globally, international trade policies, the company’s investment transactions and changes in governmental regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

KraneShares 2x Long SE Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

KraneShares 2x Long SE Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.7%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.7%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%	-94.8%	-97.4%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.5%	-96.3%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%	-89.8%	-94.9%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%	-86.7%	-93.4%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%	-83.1%	-91.6%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%	-79.1%	-89.6%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%	-74.7%	-87.4%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%	-69.9%	-84.9%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%	-64.6%	-82.3%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%	-59.0%	-79.4%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%	-52.9%	-76.4%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%	-46.3%	-73.1%
70%	140%	185.8%	171.3%	125.0%	64.8%	6.4%	-39.4%	-69.6%
80%	160%	220.4%	204.0%	152.2%	84.7%	19.3%	-32.0%	-65.9%
90%	180%	256.8%	238.7%	181.0%	105.8%	33.0%	-24.2%	-62.0%
95%	190%	275.8%	256.7%	196.0%	116.8%	40.1%	-20.2%	-59.9%
100%	200%	295.3%	275.2%	211.3%	128.0%	47.4%	-16.0%	-57.8%

The Underlying Stock’s annualized historical volatility rate for the five-year period ended December 31, 2024, was 66.88%. During this five-year period, the Underlying Stock’s highest volatility rate over a 12-month period was 98.71% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the five-year period ended December 31, 2024, was 21.38%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

KraneShares 2x Long SE Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

KraneShares 2x Long SE Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

KraneShares 2x Long SE Daily ETF | E Commerce Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

E-Commerce Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to e-commerce risk. E-commerce companies are subject to various risks that may cause significant losses, including risks related to warehousing and logistics capacity and deficiency issues, online security, system reliability, privacy failures, customer disputes, payment fraud, and website traffic decreases. Laws generally vary by country, including the application of taxes, which may create challenges for some e-commerce companies seeking to achieve scale. Companies in the e-commerce sector are especially subject to the adverse effects of economic recession and competition from new entrants in their fields of business.

KraneShares 2x Long SE Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Fund’s sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Fund is currently subject to the principal risks described below.

KraneShares 2x Long SE Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If this occurs, it could result in a reduction in the NAV of the Fund and could impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

KraneShares 2x Long SE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares 2x Long SE Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

KraneShares 2x Long SE Daily ETF | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares 2x Long SE Daily ETF | Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

KraneShares 2x Long SE Daily ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. Cash transactions may involve considerable transaction expenses and taxes, including brokerage fees, that might not have occurred if the Fund utilized in-kind transactions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an Authorized Participant, the Fund’s performance could be negatively impacted.

KraneShares 2x Long SE Daily ETF | Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares 2x Long SE Daily ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares 2x Long SE Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares 2x Long SE Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

KraneShares 2x Long SE Daily ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Fund’s shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

KraneShares 2x Long SE Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on Krane’s success or failure to implement investment strategies for the Fund. Krane’s evaluations and assumptions regarding investments, markets, trends, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

KraneShares 2x Long SE Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares 2x Long SE Daily ETF | Non Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares 2x Long SE Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

KraneShares 2x Long SE Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

KraneShares 2x Long SE Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

KraneShares 2x Long SE Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

KraneShares 2x Long SE Daily ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares 2x Long SE Daily ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

KraneShares 2x Long SE Daily ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk. The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

KraneShares 2x Long SE Daily ETF | Media And Entertainment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Media and Entertainment Industry Risk. Media, entertainment and related industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, high costs of production, research and development for new content, products and services, rapid obsolescence of products, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes, preferences and discretionary income patterns, legislative or regulatory changes and a potential increase in government regulation.

KraneShares 2x Long SE Daily ETF | Southeast Asia Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Southeast Asia Risk. Southeast Asian countries involve risks not typically associated with more developed countries. Singapore, Malaysia, Thailand, Indonesia and the Philippines present different economic and political conditions from those in Western markets, and less social, political and economic stability. In the past, some of these economies have experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. Political instability could have an adverse effect on economic or social conditions in these economies and may result in outbreaks of civil unrest, terrorist attacks or threats or acts of war in the affected areas, any of which could adversely affect the Fund.

KraneShares 2x Long SE Daily ETF | Sea Limited Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sea Limited Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, SE faces risks associated with: the highly competitive nature of the e-commerce industry; economic and market uncertainty; reductions in demand for its products; potential concentration of revenues in a few large clients; geopolitical events and pandemics; adequate protection of technology or other intellectual property; exchange rates; reliance on third parties to manufacture products; possible shortages of equipment or materials needed to manufacture products; cybersecurity attacks and data breaches; system failures or outages; potential incompatibility of product with some or all industry standard software and hardware; increases in costs; adverse government regulations; regulatory compliance costs; litigation; taxes; indebtedness; and the ability to attract and retain high quality talent.

KraneShares 2x Long SE Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves the risk of total loss.
KraneShares 2x Long SE Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
KraneShares 2x Long SE Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
KraneShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Risk [Text Block]

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares 2x Long MELI Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock is subject to intense competition from other major e-ecommerce operators, traditional and brick-and-mortar retailers, and major internet companies that are in the process of initiating their e-commerce businesses. The Underlying Stock performance may be affected by trends in e-commerce and fintech services and changes in the economic conditions in Latin America and globally, international trade policies, the company’s investment transactions and changes in governmental regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

KraneShares 2x Long MELI Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

KraneShares 2x Long MELI Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.7%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.7%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%	-94.8%	-97.4%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.5%	-96.3%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%	-89.8%	-94.9%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%	-86.7%	-93.4%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%	-83.1%	-91.6%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%	-79.1%	-89.6%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%	-74.7%	-87.4%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%	-69.9%	-84.9%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%	-64.6%	-82.3%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%	-59.0%	-79.4%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%	-52.9%	-76.4%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%	-46.3%	-73.1%
70%	140%	185.8%	171.3%	125.0%	64.8%	6.4%	-39.4%	-69.6%
80%	160%	220.4%	204.0%	152.2%	84.7%	19.3%	-32.0%	-65.9%
90%	180%	256.8%	238.7%	181.0%	105.8%	33.0%	-24.2%	-62.0%
95%	190%	275.8%	256.7%	196.0%	116.8%	40.1%	-20.2%	-59.9%
100%	200%	295.3%	275.2%	211.3%	128.0%	47.4%	-16.0%	-57.8%

The Underlying Stock’s annualized historical volatility rate for the five-year period ended December 31, 2024, was 54.03%. During this five-year period, the Underlying Stock’s highest volatility rate over a 12-month period was 78.39% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the five-year period ended December 31, 2024, was 24.32%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

KraneShares 2x Long MELI Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

KraneShares 2x Long MELI Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

KraneShares 2x Long MELI Daily ETF | E Commerce Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

E-Commerce Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to e-commerce risk. E-commerce companies are subject to various risks that may cause significant losses, including risks related to warehousing and logistics capacity and deficiency issues, online security, system reliability, privacy failures, customer disputes, payment fraud, and website traffic decreases. Laws generally vary by country, including the application of taxes, which may create challenges for some e-commerce companies seeking to achieve scale. Companies in the e-commerce sector are especially subject to the adverse effects of economic recession and competition from new entrants in their fields of business.

KraneShares 2x Long MELI Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Fund’s sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Fund is currently subject to the principal risks described below.

KraneShares 2x Long MELI Daily ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

KraneShares 2x Long MELI Daily ETF | Consumer Discretionary Distribution And Retail Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Discretionary Distribution and Retail Industry Risk. Retail and related industries can be significantly affected by the performance of the domestic and international economy, consumer confidence and spending, intense competition, changes in demographics, and changing consumer tastes and preferences. In addition, the retail industry is highly competitive and a company’s success can be tied to its ability to anticipate changing consumer tastes.

KraneShares 2x Long MELI Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If this occurs, it could result in a reduction in the NAV of the Fund and could impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

KraneShares 2x Long MELI Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares 2x Long MELI Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

KraneShares 2x Long MELI Daily ETF | E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares 2x Long MELI Daily ETF | Authorized Participants Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

KraneShares 2x Long MELI Daily ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. Cash transactions may involve considerable transaction expenses and taxes, including brokerage fees, that might not have occurred if the Fund utilized in-kind transactions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an Authorized Participant, the Fund’s performance could be negatively impacted.

KraneShares 2x Long MELI Daily ETF | Premium Discount Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares 2x Long MELI Daily ETF | Secondary Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares 2x Long MELI Daily ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares 2x Long MELI Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

KraneShares 2x Long MELI Daily ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Fund’s shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

KraneShares 2x Long MELI Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is actively-managed and may not meet its investment objective based on Krane’s success or failure to implement investment strategies for the Fund. Krane’s evaluations and assumptions regarding investments, markets, trends, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

KraneShares 2x Long MELI Daily ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares 2x Long MELI Daily ETF | Non Diversified Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares 2x Long MELI Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

KraneShares 2x Long MELI Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk. Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

KraneShares 2x Long MELI Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

KraneShares 2x Long MELI Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

KraneShares 2x Long MELI Daily ETF | Cash And Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares 2x Long MELI Daily ETF | Operational And Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

KraneShares 2x Long MELI Daily ETF | Mercado Libre Inc Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MercadoLibre, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, MELI faces risks associated with: the highly competitive nature of the e-commerce industry; economic and market uncertainty; reductions in demand for its products; potential concentration of revenues in a few large clients; geopolitical events and pandemics; adequate protection of technology or other intellectual property; exchange rates; reliance on third parties to manufacture products; possible shortages of equipment or materials needed to manufacture products; cybersecurity attacks and data breaches; system failures or outages; potential incompatibility of product with some or all industry standard software and hardware; increases in costs; adverse government regulations; regulatory compliance costs; litigation; taxes; indebtedness; and the ability to attract and retain high quality talent.

KraneShares 2x Long MELI Daily ETF | Latin America Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Latin America Risk. Latin America has long suffered from political, economic, and social instability. This has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises and defaults, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. While some Latin American governments have experienced privatization of state-owned companies and relaxation of trade restrictions, future free-market economic reforms are uncertain, and political unrest could result in significant disruption in securities markets in the region. The economies of certain Latin American countries have experienced high interest rates, economic volatility, inflation and high unemployment rates. Adverse economic events in one country may have a significant adverse effect on other Latin American countries.

Commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. Some markets are in areas that have historically been prone to natural disasters or are economically sensitive to environmental events, and a natural disaster could have a significant adverse impact on the economies in the geographic region.

Many Latin American countries have high levels of debt, which may stifle economic growth, contribute to prolonged periods of recession and adversely impact the Fund.

KraneShares 2x Long MELI Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves the risk of total loss.
KraneShares 2x Long MELI Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
KraneShares 2x Long MELI Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.
KraneShares 2x Long ASML Daily ETF
Prospectus [Line Items]
Risk [Text Block]

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Fund involves the risk of total loss. In addition to these risks, the Fund is subject to a number of additional principal risks that may affect the Fund’s performance, net asset value (“NAV”) and trading price, including:

KraneShares 2x Long ASML Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The semiconductor industry is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The industry has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

KraneShares 2x Long ASML Daily ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. The Underlying Stock is not affiliated with the Trust, the Adviser or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider the Fund in taking any corporate actions that might affect the value of the Fund. The Trust, the Fund and any affiliate are not responsible for the performance of the Underlying Stock and make no representation as to the performance of the Underlying Stock. Investing in the Fund is not equivalent to investing in the Underlying Stock. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to the Underlying Stock.

KraneShares 2x Long ASML Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk. The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.4%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.7%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.7%	-98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%	-94.8%	-97.4%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.5%	-96.3%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%	-89.8%	-94.9%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%	-86.7%	-93.4%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%	-83.1%	-91.6%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%	-79.1%	-89.6%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%	-74.7%	-87.4%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%	-69.9%	-84.9%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%	-64.6%	-82.3%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%	-59.0%	-79.4%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%	-52.9%	-76.4%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%	-46.3%	-73.1%
70%	140%	185.8%	171.3%	125.0%	64.8%	6.4%	-39.4%	-69.6%
80%	160%	220.4%	204.0%	152.2%	84.7%	19.3%	-32.0%	-65.9%
90%	180%	256.8%	238.7%	181.0%	105.8%	33.0%	-24.2%	-62.0%
95%	190%	275.8%	256.7%	196.0%	116.8%	40.1%	-20.2%	-59.9%
100%	200%	295.3%	275.2%	211.3%	128.0%	47.4%	-16.0%	-57.8%

The Underlying Stock’s annualized historical volatility rate for the five-year period ended December 31, 2024, was 43.41%. During this five-year period, the Underlying Stock’s highest volatility rate over a 12-month period was 52.07% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the five-year period ended December 31, 2024, was 19.43%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

KraneShares 2x Long ASML Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk. A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

KraneShares 2x Long ASML Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

KraneShares 2x Long ASML Daily ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund’s assets are expected to be concentrated in the particular industry to which its Underlying Stock is assigned. The securities of companies in an industry or group of industries could react similarly to market developments. Thus, the Fund is subject to loss due to adverse occurrences that affect one industry or group of industries or sector. While the Fund’s sector and industry exposure may vary over time based on the particular industry to which its Underlying Stock is assigned, the Fund is currently subject to the principal risks described below.

KraneShares 2x Long ASML Daily ETF | Counterparty Risk [Member]
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Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. If this occurs, it could result in a reduction in the NAV of the Fund and could impair the Fund’s ability to achieve its investment objective. The counterparty risk associated with the Fund’s investments will be greater if the Fund uses only a limited number of counterparties. If there are only a couple of potential counterparties, the Fund, subject to applicable law, may enter into transactions with as few as one counterparty at any time.

KraneShares 2x Long ASML Daily ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivatives (including swaps, futures, forwards, structured notes and options) may involve leverage, which includes risks that are different from, and greater than, the risks associated with investing directly in a reference asset, because a small investment in a derivative can result in a large impact on the Fund and may cause the Fund to be more volatile. Derivatives may at times be highly illiquid, and the Fund may not be able to close out or sell a derivative at a particular time or at an anticipated price. Derivatives can be difficult to value and valuation may be more difficult in times of market turmoil. There may be imperfect correlation between the derivative and that of the reference asset, resulting in unexpected returns that could materially adversely affect the Fund. Certain derivatives (such as swaps and options) are bi-lateral agreements that expose the Fund to counterparty risk, which is the risk of loss in the event that the counterparty to an agreement fails to make required payments or otherwise comply with the terms of derivative. In that case, the Fund may suffer losses potentially equal to, or greater than, the full value of the derivative if the counterparty fails to perform its obligations. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are exchange traded or centrally cleared. Counterparty risks are compounded by the fact that there are only a limited number of ways available to invest in certain reference assets and, therefore, there may be few counterparties to swaps or options based on those reference assets.

KraneShares 2x Long ASML Daily ETF | Swap Risk [Member]
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Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

KraneShares 2x Long ASML Daily ETF | E T F Risk [Member]
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Risk [Text Block]	ETF Risk. As an ETF, the Fund is subject to the following risks:
KraneShares 2x Long ASML Daily ETF | Authorized Participants Concentration Risk [Member]
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Authorized Participants Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Fund and no other Authorized Participant is able to step forward to create or redeem, shares of the Fund may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

KraneShares 2x Long ASML Daily ETF | Cash Transactions Risk [Member]
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Cash Transactions Risk. Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially or fully for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time. Cash transactions may involve considerable transaction expenses and taxes, including brokerage fees, that might not have occurred if the Fund utilized in-kind transactions. To the extent any costs associated with cash transactions are not offset by any transaction fees payable by an Authorized Participant, the Fund’s performance could be negatively impacted.

KraneShares 2x Long ASML Daily ETF | Premium Discount Risk [Member]
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Premium/Discount Risk. There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareholders of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

KraneShares 2x Long ASML Daily ETF | Secondary Market Trading Risk [Member]
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Secondary Market Trading Risk. Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Fund. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Fund’s shares will continue to be listed.

KraneShares 2x Long ASML Daily ETF | New Fund Risk [Member]
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New Fund Risk. If the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV, liquidation and/or a stop to trading.

KraneShares 2x Long ASML Daily ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., default on its obligations). A downgrade or default on securities held by the Fund could adversely affect the Fund’s performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk. Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments generally go down; and when interest rates go down, the prices of most debt instruments generally go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. Interest rates have recently increased and may continue increasing, thereby heightening the risks associated with rising interest rates.

KraneShares 2x Long ASML Daily ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active secondary market trading of the Fund’s shares could cause more frequent creation and redemption activities, which would increase the number of portfolio transactions. High levels of portfolio transactions may cause higher transaction costs because of increased broker commissions resulting from such transactions and increased taxable capital gains. The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise most of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.

KraneShares 2x Long ASML Daily ETF | Management Risk [Member]
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Management Risk. The Fund is actively-managed and may not meet its investment objective based on Krane’s success or failure to implement investment strategies for the Fund. Krane’s evaluations and assumptions regarding investments, markets, trends, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

KraneShares 2x Long ASML Daily ETF | Market Risk [Member]
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Market Risk. The values of the Fund’s holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, including those in foreign countries, could cause volatility in global financial markets, negative sentiment and higher levels of Fund redemptions, which could have a negative impact on the Fund and could result in losses. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods and can occur suddenly and unexpectedly. Further, the Fund is susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may also cause the Fund’s investments to become less liquid and subject to erratic price movements.

KraneShares 2x Long ASML Daily ETF | Non Diversified Fund Risk [Member]
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Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

KraneShares 2x Long ASML Daily ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

KraneShares 2x Long ASML Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk. Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules. In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

KraneShares 2x Long ASML Daily ETF | Tracking Error Risk [Member]
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Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

KraneShares 2x Long ASML Daily ETF | Tax Risk [Member]
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Tax Risk. In order to qualify for the favorable tax treatment available to regulated investment companies, the Fund must satisfy certain income, asset diversification and distribution requirements each year. The Fund’s pursuit of its investment strategy will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. The Fund’s investments in issuers whose control persons are not certain creates a risk that tax authorities may retrospectively deem the Fund to have failed the asset diversification requirements. If the Fund were to fail the favorable tax treatment requirements, it would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance.

KraneShares 2x Long ASML Daily ETF | Cash And Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

KraneShares 2x Long ASML Daily ETF | Operational And Cybersecurity Risk [Member]
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Operational and Cybersecurity Risk. The Fund, Krane, its service providers and your ability to transact with the Fund may be negatively impacted due to operational matters arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service provides, to suffer data corruption or lose operational functionality. It is not possible for Krane or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

KraneShares 2x Long ASML Daily ETF | Semiconductor Company Risk [Member]
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Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of companies in the semiconductor industry. As product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Semiconductor companies are vulnerable to wide fluctuations in securities prices due to rapid product obsolescence. Many semiconductor companies may not successfully introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products, and failure to do so could have a material adverse effect on their business, results of operations and financial condition. Reduced demand for end-user products, underutilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor industry. Semiconductor companies typically face high capital costs and these companies may need additional financing, which may be difficult to obtain. They also may be subject to risks relating to research and development costs and the availability and price of components. Moreover, they may be heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Some of the companies involved in the semiconductor sector are also engaged in other lines of business unrelated to the semiconductor business, and they may experience problems with these lines of business, which could adversely affect their operating results. The international operations of many semiconductor companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business. The semiconductor industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. Companies in the semiconductor industry also may be subject to competition from new market entrants. The stock prices of companies in the semiconductor industry have been and will likely continue to be extremely volatile compared to the overall market.

KraneShares 2x Long ASML Daily ETF | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technology advances could have a major effect on the value of stocks in the information technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

KraneShares 2x Long ASML Daily ETF | Semiconductors And Semiconductor Equipment Industry Risk [Member]
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Semiconductors and Semiconductor Equipment Industry Risk. Semiconductors, semiconductor equipment and related industries can be significantly affected by several factors, including economic, regulatory, political or market events or conditions, intense competition domestically and internationally, wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology, significant research and capital costs, reduced demand for end-user products, economic performance of customers of semiconductor and related companies, under-utilization of manufacturing capacity, high dependence on intellectual property rights, cyclical nature of such industries, and risks that products do not prove commercially successful. In addition, these industries are complex and global in nature, making them subject to numerous risks, including geopolitical tensions, earthquakes and extreme weather events. The securities prices of companies in these industries have been and likely will continue to be extremely volatile.

KraneShares 2x Long ASML Daily ETF | A S M L Holding N V Investing Risk [Member]
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ASML Holding N.V. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the semiconductor sector, ASML faces risks associated with: the highly competitive nature of the semiconductor industry; economic and market uncertainty; reductions in demand for its products; potential concentration of revenues in a few large clients; geopolitical events and pandemics; adequate protection of technology or other intellectual property; exchange rates; reliance on third parties to manufacture products; possible shortages of equipment or materials needed to manufacture products; cybersecurity attacks and data breaches; system failures or outages; potential incompatibility of product with some or all industry standard software and hardware; increases in costs; adverse government regulations; regulatory compliance costs; litigation; taxes; indebtedness; and the ability to attract and retain high quality talent.

KraneShares 2x Long ASML Daily ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund involves the risk of total loss.
KraneShares 2x Long ASML Daily ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
KraneShares 2x Long ASML Daily ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.